SCHEDULE OF INVENTORIES (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Finished goods	$ 1,053,300	$ 542,934
Parts	483,947	513,008
Inventories	$ 1,537,247	$ 1,055,942